RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 62,599	$ 61,175
Financial liabilities	(268,960)	(261,308)
Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	9,913	9,462
Financial liabilities	(5,000)	(4,910)
Level 2 | Accounts payable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(4,558)	(4,469)
Level 2 | Accounts payable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(4,558)
Level 2 | Redeemable fund units (subsidiary equity obligations)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(442)	(441)
Level 2 | Redeemable fund units (subsidiary equity obligations) | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(442)
Level 2 | Accounts receivable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	3,553	3,731
Level 2 | Other financial assets | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	6,360
Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	7,514	5,831
Financial liabilities	(2,682)	(3,092)
Level 3 | Accounts payable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(2,170)	(2,419)
Level 3 | Accounts payable and other | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(2,170)
Level 3 | Redeemable fund units (subsidiary equity obligations)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(512)	(673)
Level 3 | Redeemable fund units (subsidiary equity obligations) | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial liabilities	(512)
Level 3 | Accounts receivable and other
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Table] [Line Items]
Financial assets	$ 19	$ 6